Shareholder Report, Average Annual Return (Details) 196049_Frontier MFG Global Sustainable Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.01%	8.92%	10.46%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.34%	11.47%	14.57%